SEC COVER LETTER

John M. McCann
Associate General Counsel

8500 Andrew Carnegie Blvd
Charlotte, NC 28262

T 704 988-6543
F 704 988-1615
jmccann@tiaa-cref.org

July 18, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

To Whom It May Concern:

          On behalf of the TIAA-CREF Funds (the “Trust”), we are attaching for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 57 to the above-captioned registration statement on Form N1-A (“Amendment No. 57”), including exhibits.

          On June 15, 2012, we filed Amendment No. 56 (the “Prior Amendment”) for the purposes of adding the TIAA-CREF Social Choice Bond Fund (the “New Fund”) to the Trust. We are now filing Amendment No. 57 for the purpose of incorporating into the New Fund prospectus certain disclosure relating to the performance of a substantially similar composite. This is the only material difference between the Prior Amendment and Amendment No. 57. For your convenience, we have marked Amendment No. 57 against the Prior Amendment.

          Pending SEC Staff review, we are considering requesting that the effectiveness of Amendment No. 57 be accelerated to August 31, 2012, the original scheduled effective date of the Prior Amendment with the required 75 day review period. An accelerated effective date of August 31, 2012 will facilitate the sales and marketing of the New Fund during the “back to school” period for many of our client institutions of higher education. After you have had a chance to review our filing, we would welcome the opportunity to speak with you about whether you would be amenable to granting an acceleration request.

          On behalf of the Trust, we hereby undertake to make any additional filing to the Trust’s Registration Statement pursuant to paragraph (b) of Rule 485 under the 1933 Act prior to the effective date of the Registration Statement in order to add any non-material disclosure that may be required in order to complete the Registration Statement.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann

John M. McCann